Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, par value		$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	43,527,428	43,527,428
Common stock, shares outstanding	38,202,181	38,202,181
Common stock,par value	$ 0.01	$ 0.01
Treasury stock, shares	5,325,247	5,325,247
Treasury stock, par value	$ 0.01	$ 0.01